Beau Yanoshik

+1.202.373.6133

beau.yanoshik@morganlewis.com

August 23, 2023

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SSGA Active Trust (File Nos. 333-173276 and 811-22542)

Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, SSGA Active Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 (the “Securities Act”), Post-Effective Amendment No. 212 to the Trust’s Registration Statement on Form N-1A (Amendment No. 218 to the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940) (the “Amendment”). The Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act for the purpose of revising the principal investment strategy of the Trust’s SPDR Loomis Sayles Opportunistic Bond ETF.

Please contact me at (202) 373-6133 with your questions or comments.

Sincerely,

/s/ Beau Yanoshik
Beau Yanoshik

DB1/ 140494868.1